UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal

Money Market Fund

May 31, 2014

1.802199.110

CFS-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 68.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.33% 6/6/14, VRDN (a)(d)	$ 3,500	$ 3,500
California - 65.4%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.06% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	8,620	8,620
(La Terrazza Apts. Proj.) Series 2002 A, 0.06% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	16,880	16,880
(Miramar Apts. Proj.) Series 2000 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	15,000	15,000
(Southport Apts. Proj.) Series 2002 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	19,995	19,995
(The Artech Bldg. Proj.) Series 2010 B, 0.06% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	3,200	3,200
Series 2011 A, 0.06% 6/6/14, LOC Freddie Mac, VRDN (a)	33,200	33,200
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	26,060	26,060
Series 2009 C, 0.06% 6/6/14, LOC Citibank NA, VRDN (a)	1,850	1,850
Series 2009 D, 0.06% 6/6/14, LOC Citibank NA, VRDN (a)	21,100	21,100
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.15% 6/6/14, LOC BNP Paribas SA, VRDN (a)(d)	4,400	4,400
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.07% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	23,580	23,580
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series BA 08 1058, 0.11% 6/6/14 (Liquidity Facility Bank of America NA) (a)(e)	2,250	2,250
Series EGL 07 0053, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	10,395	10,395
Series II R 11901, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	1,300	1,300
Series Putters 3211, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,320	13,320
Series Putters 3293, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.: - continued
Participating VRDN:
Series Putters 3434, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,195	$ 4,195
Series 2007 A2, 0.04% 6/6/14, LOC Union Bank NA, VRDN (a)	12,900	12,900
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	14,288	14,288
California Dept. of Wtr. Resources Participating VRDN Series ROC II R 11970-1, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	1,600	1,600
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series Putters 3019, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,785	9,785
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.):
Series 2000, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	4,335	4,335
Series 2005 B, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	2,700	2,700
(Univ. San Francisco Proj.) 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	17,330	17,330
Participating VRDN:
Series BBT 2014, 0.06% 6/6/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,660	6,660
Series EGL 14 0005, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	8,500	8,500
Series Floaters 08 38C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (a)(e)	16,720	16,720
Series MS 3346, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,330	3,330
Series MS 3377, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	300	300
Series Putters 3960, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,330	7,330
Series Putters 3962, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,345	4,345
Series Putters 3969, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,665	6,665
Series ROC II R 11974, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	3,500	3,500
Series ROC II R 14081, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series WF11 59 C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	$ 4,735	$ 4,735
California Gen. Oblig.:
Series 2003 B1, 0.04% 6/6/14, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	49,800	49,800
Series 2003 B2, 0.03% 6/6/14, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	15,000	15,000
Series 2003 B3, 0.06% 6/6/14, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	25,000	25,000
Series 2003 C1, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	29,350	29,350
Series 2003 C3, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	43,800	43,800
Series 2003 C4, 0.05% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	35,960	35,960
Series 2004 A10, 0.06% 6/6/14, LOC Citibank NA, VRDN (a)	34,200	34,200
Series 2004 A8, 0.05% 6/6/14, LOC Citibank NA, VRDN (a)	12,100	12,100
Series 2004 A9, 0.05% 6/6/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)	50,000	50,000
Series 2004 B6, 0.04% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,700	17,700
Series 2005 A1, 0.03% 6/6/14, LOC Royal Bank of Canada, VRDN (a)	3,550	3,550
Series 2005 A2-1, 0.05% 6/6/14, LOC Barclays Bank PLC, VRDN (a)	81,800	81,800
Series 2005 B1, 0.07% 6/6/14, LOC Bank of America NA, VRDN (a)	27,500	27,500
Series 2005 B2, 0.03% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	73,950	73,950
Series 2005 B3, 0.03% 6/6/14, LOC Barclays Bank PLC, VRDN (a)	15,800	15,800
Series 2005 B4, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	45,300	45,300
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.04% 6/6/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)	18,750	18,750
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.):
Series 2005 H, 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	$ 66,450	$ 66,450
Series 2005 I, 0.04% 6/6/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)	23,700	23,700
Series 2009 H, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	23,950	23,950
(Northern California Presbyterian Homes Proj.) Series 2004, 0.04% 6/6/14, LOC Union Bank NA, VRDN (a)	25,390	25,390
(Scripps Health Proj.):
Series 2008 C, 0.06% 6/6/14, LOC Union Bank NA, VRDN (a)	25,020	25,020
Series 2008 D, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	2,220	2,220
Series 2008 E, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	22,270	22,270
Series 2010 B, 0.04% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	21,300	21,300
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	14,125	14,125
(St. Joseph Health Sys. Proj.) Series 2011 D, 0.04% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	17,000	17,000
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 0.05% 6/6/14, VRDN (a)	8,000	8,000
Participating VRDN:
Series DB 3294, 0.07% 6/6/14 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	21,850	21,850
Series MS 3239, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	22,800	22,800
Series MS 3267, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	27,375	27,375
Series MS 3301, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	7,330	7,330
Series Putters 3630, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,665	4,665
Series Putters 4448, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,235	6,235
Series RBC 077, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,000	5,000
California Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
Seires 2008 B, 0.06% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Multi-family Hsg. Rev.: - continued
Series 2007 C:
0.06% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	$ 4,535	$ 4,535
0.06% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	5,000	5,000
Series 2008 B, 0.06% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	9,230	9,230
Series 2008 C:
0.06% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	12,625	12,625
0.06% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	4,430	4,430
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2001 U, 0.05% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	8,405	8,405
Series 2003 H, 0.05% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	4,200	4,200
Series 2003 M, 0.05% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	3,060	3,060
Series 2004 E, 0.07% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	22,245	22,245
Series 2005 A, 0.05% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	15,400	15,400
Series 2005 B, 0.07% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	18,780	18,780
Series 2005 F:
0.07% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	58,945	58,945
0.07% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	27,570	27,570
Series 2006 C:
0.05% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	3,260	3,260
0.05% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	10,385	10,385
Series 2008 D:
0.04% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	9,985	9,985
0.04% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	13,705	13,705
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Multi-family Hsg. Prog.):
Series 2001 G, 0.06% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	$ 2,885	$ 2,885
Series III 2001 E, 0.06% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	30,295	30,295
(Multifamily Hsg. Prog.):
Series 2001 G, 0.06% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	8,800	8,800
Series 2002 E, 0.06% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	1,590	1,590
Series 2005 D, 0.06% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	15,805	15,805
Series 2003 D, 0.05% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	17,790	17,790
Series 2003 K, 0.07% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	5,105	5,105
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.17% 6/6/14, LOC Bank of America NA, VRDN (a)(d)	7,665	7,665
(The American Nat'l. Red Cross Proj.) Series 2008, 0.03% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,105	8,105
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.09% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	30,900	30,900
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.11% 6/6/14, LOC Comerica Bank, VRDN (a)(d)	3,030	3,030
(Recology, Inc. Proj.) Series 2010 A, 0.08% 6/6/14, LOC Bank of America NA, VRDN (a)	107,200	107,200
(Zerep Mgmt. Corp. Proj.) Series 2014, 0.11% 6/6/14, LOC Comerica Bank, VRDN (a)(d)	1,400	1,400
Series 2011 A, 0.11% 6/6/14, LOC Comerica Bank, VRDN (a)(d)	2,810	2,810
Series 2012 A, 0.11% 6/6/14, LOC Union Bank NA, VRDN (a)(d)	2,535	2,535
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	100,100	100,100
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.22% 6/6/14, LOC Bank of America NA, VRDN (a)(d)	1,800	1,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 0.07% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	$ 9,500	$ 9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	38,800	38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	1,000	1,000
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	26,975	26,975
(Grove Apts. Proj.) Series X, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.07% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	30,000	30,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	30,045	30,045
(Northwood Apts. Proj.) Series N, 0.07% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	4,600	4,600
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.07% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	13,505	13,505
(Salvation Army S.F. Proj.) 0.06% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	16,045	16,045
(Terraces at Park Marino Proj.) Series I, 0.08% 6/6/14, LOC California Teachers Retirement Sys., VRDN (a)(d)	5,625	5,625
(The Belmont Proj.) Series 2005 F, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	19,890	19,890
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	10,200	10,200
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	11,300	11,300
(Vista Del Monte Proj.) Series QQ, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	12,850	12,850
(Vizcaya Apts. Proj.) Series B, 0.07% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	20,290	20,286
Series 2007 O, 0.06% 6/6/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	35,952	35,952
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(American Baptist Homes of the West Proj.) Series 2006, 0.05% 6/6/14, LOC Bank of America NA, VRDN (a)	$ 30,000	$ 30,000
(North Peninsula Jewish Campus Proj.) 0.07% 6/2/14, LOC Bank of America NA, VRDN (a)	5,920	5,920
(Oakmont Stockton Proj.) Series 1997 C, 0.09% 6/6/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	5,960	5,960
(SWEEP Ln. Prog.) Series 2007 A, 0.05% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	14,200	14,200
Participating VRDN Series ROC II R 14001, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	2,375	2,375
California Statewide Cmntys. Dev. Corp. Rev. (Rix Industries Proj.) Series 1996 I, 0.14% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)(d)	640	640
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.06% 6/6/14, LOC Union Bank NA, VRDN (a)	36,175	36,175
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, 0.06% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	42,200	42,200
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EGL1310, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	13,200	13,200
Series MS 3250, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,500	7,500
Series Putters 3772 Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,250	11,250
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,585	1,585
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	27,960	27,960
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3268 X, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,000	5,000
Series MS 3288, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,000	7,000
Series ROC II R 14066, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	3,500	3,500
Fremont Union High School District, Santa Clara Participating VRDN Series WF 11 34C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	17,940	17,940
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.)
Participating VRDN:
Series 1997 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	$ 7,050	$ 7,050
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	14,375	14,375
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.06% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	11,025	11,025
Livermore Redev. Agcy. Multi-family Rev. (Livermore Sr. Hsg. Apts. Proj.) Series 2009 A, 0.06% 6/6/14, LOC Fannie Mae, VRDN (a)	1,400	1,400
Los Angeles Cmnty. College District Participating VRDN:
Series EGL 08 57, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	17,400	17,400
Series Putters 2864, 0.08% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,780	5,780
Series Putters 3609 Z, 0.08% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Series Putters 3770 Z, 0.08% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,270	3,270
Series Putters 3776 Z, 0.08% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,425	7,425
Series Putters 4004 Z, 0.08% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,885	5,885
Series ROC II R 11728, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	10,960	10,960
Series ROC II R 11773, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	4,920	4,920
Series WF 09 8C, 0.09% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (a)(e)	23,120	23,120
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	55,500	55,500
(Promenade Towers Proj.) Series 2000, 0.04% 6/6/14, LOC Freddie Mac, VRDN (a)	2,760	2,760
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Putters 3847, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series ROC II R 11842, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	6,750	6,750
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series 2013 A1, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	28,100	28,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Participating VRDN:
Series MS 3289, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	$ 7,335	$ 7,335
Series MS 3345, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	8,900	8,900
Series Putters 3327, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,745	3,745
Series Putters 3332, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,660	6,660
Series Putters 3718 Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,460	13,460
Series Putters 4330, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series Putters 4361, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,665	3,665
Series Solar 06 48, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	15,230	15,230
Series 2001 B1, 0.04% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,500	2,500
Series 2001 B2, 0.04% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,300	7,300
Series 2001 B7, 0.04% 6/6/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	53,300	53,300
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3310, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,495	7,495
Series Putters 3750 Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,945	4,945
Series ROC II R 0006, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	18,150	18,150
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.06% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	67,700	67,700
Los Angeles Wastewtr. Sys. Participating VRDN Series ROC II R 14059, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	6,000	6,000
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 2012, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	6,230	6,230
Series Putters 3371, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	22,495	22,495
Series Putters 3751, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,935	4,935
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	$ 3,200	$ 3,200
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN:
Series 3655 Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,185	3,185
Series Putters 3547, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1062, 0.08% 6/6/14 (Liquidity Facility Bank of America NA) (a)(e)	11,800	11,800
Series BA 08 1087, 0.08% 6/6/14 (Liquidity Facility Bank of America NA) (a)(e)	17,500	17,500
Series EGL 07 71, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	43,000	43,000
Series EGL 14 0014, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	16,430	16,430
Series Putters 3289, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,225	2,225
Series Putters 3752 Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,570	3,570
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.09% 6/6/14, LOC Bank of America NA, VRDN (a)	9,410	9,410
Modesto Wtr. Rev. Ctfs. of Prtn. Series 2008 A, 0.04% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	19,300	19,300
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.06% 6/6/14, LOC Citibank NA, VRDN (a)	1,600	1,600
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.07% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	15,400	15,400
(Riverbend Apts. Proj.) Series 1999 B, 0.06% 6/6/14, LOC Freddie Mac, VRDN (a)	4,200	4,200
(Wood Canyon Villas Proj.) Series 2001 E, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	16,000	16,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	10,515	10,515
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Wtr. District Rev. Ctfs. of Prtn.:
Participating VRDN Series Putters 3686Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,100	$ 4,100
Series 2003 A, 0.06% 6/6/14, LOC Citibank NA, VRDN (a)	51,200	51,200
Otay Wtr. District Ctfs. of Prtn. (1996 Cap. Projects) 0.04% 6/6/14, LOC Union Bank NA, VRDN (a)	1,400	1,400
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	13,750	13,750
Rancho Wtr. District Fing. Auth. Rev. Series 2008 B, 0.03% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,500	9,500
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 44, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (a)(e)	12,500	12,500
RIB Floater Trust Various States Participating VRDN Series BC 13 24U, 0.06% 6/6/14 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,125	5,125
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	26,490	26,490
Richmond Wastewtr. Rev. Series 2008 A, 0.04% 6/6/14, LOC Union Bank NA, VRDN (a)	25,260	25,260
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	60,400	60,400
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.05% 6/6/14, LOC Bank of America NA, VRDN (a)	44,345	44,345
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.17% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,550	1,550
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 6/6/14, LOC Bank of America NA, VRDN (a)	13,600	13,600
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.11% 6/6/14, LOC PNC Bank NA, VRDN (a)(d)	1,700	1,700
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	4,270	4,270
(Deer Park Apts. Proj.) Issue A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	13,200	13,200
(Natomas Park Apts. Proj.) Series Issue B, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	15,450	15,450
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.: - continued
(Sun Valley Proj.) Series 2001 F, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	$ 3,520	$ 3,520
Sacramento Hsg. Auth. Multi-family Rev.:
(Countrywood Village Apts. Proj.) Series F, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	8,225	8,225
(Valencia Point Apts. Proj.) Series 2006 I, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	4,900	4,900
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 L, 0.04% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,100	6,100
Series 2012 M, 0.03% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	18,630	18,630
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	8,475	8,475
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,965	5,965
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.05% 6/6/14, LOC Bank of America NA, VRDN (a)	32,500	32,500
San Diego Cmnty. College District Participating VRDN:
Series Putters 3963, 0.08% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
Series RBC O 8, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,810	6,810
Series Putters 3736 Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,040	1,040
Series WF 08 29C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (a)(e)	16,230	16,230
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.07% 6/6/14, LOC Citibank NA, VRDN (a)(d)	6,200	6,200
(Stratton Apts. Proj.) Series 2000 A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	19,825	19,825
(Villa Nueva Apts. Proj.) Series 2007 F, 0.07% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	37,500	37,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN:
Series MS 3229X, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	$ 7,500	$ 7,500
Series Putters 3504, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,000	7,000
San Diego Unified School District Participating VRDN Series MS 3330, 0.07% 6/6/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	5,940	5,940
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	5,000	5,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,000	12,000
Series ROC II R 12318, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	16,455	16,455
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 36A, 0.03% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	25,000	25,000
Series 2010 A1, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	43,900	43,900
Series 2010 A2, 0.04% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	54,300	54,300
Series 2010 A3, 0.04% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	51,850	51,850
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 0.05% 6/6/14, LOC Bank of America NA, VRDN (a)	23,715	23,715
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.09% 6/6/14, LOC Citibank NA, VRDN (a)(d)	6,035	6,035
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.09% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.11% 6/6/14, LOC Citibank NA, VRDN (a)(d)	6,470	6,470
(El Paseo Apts. Proj.) Series 2002 B, 0.11% 6/6/14, LOC Citibank NA, VRDN (a)(d)	4,445	4,445
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Multi-family Hsg. Rev.: - continued
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	$ 8,675	$ 8,675
(Las Ventanas Apts. Proj.) Series 2008 B, 0.07% 6/6/14, LOC Freddie Mac, VRDN (a)	8,300	8,300
(Trestles Apts. Proj.) Series 2004 A, 0.08% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.07% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	10,860	10,860
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.04% 6/6/14, LOC Bank of America NA, VRDN (a)	66,740	66,740
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.1% 6/6/14, LOC Union Bank NA, VRDN (a)(d)	10,895	10,895
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)	10,800	10,800
Santa Clara Elec. Rev. Series 2008 B, 0.06% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	25,700	25,700
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC R 11967, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	4,850	4,850
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	17,925	17,925
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	29,700	29,700
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,500	5,500
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.05% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	16,065	16,065
Torrance Gen. Oblig. Rev.:
(Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.04% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	34,605	34,605
Series 2010 C, 0.04% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	35,140	35,140
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Series Floaters 09 7C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (a)(e)	$ 2,960	$ 2,960
Series Putters 3365, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,885	4,885
Series Putters 3367, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,500	1,500
Series Putters 3368, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,000	15,000
Series Putters 3754 Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,250	4,250
Series Putters 3961, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
Series Putters 4288, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Series Putters 4421, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series ROC II R 11886X, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	6,845	6,845
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	29,435	29,435
Whittier Health Facilities Rev. Series 2009 A, 0.05% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	23,625	23,625
		4,358,965
Colorado - 0.2%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 14 0020, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	3,700	3,700
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.08% 6/6/14 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	12,500	12,500
		16,200
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.15% 6/2/14, VRDN (a)(d)	1,600	1,600
Series 1988, 0.15% 6/2/14, VRDN (a)(d)	4,350	4,350
Series 1994, 0.15% 6/2/14, VRDN (a)(d)	3,700	3,700
Series 1999 A, 0.24% 6/6/14, VRDN (a)	4,630	4,630
		14,280
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.09% 6/6/14, VRDN (a)	$ 15,725	$ 15,725
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.11% 6/6/14, VRDN (a)(d)	11,000	11,000
		26,725
Kentucky - 0.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(d)	5,000	5,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.27% 6/6/14, VRDN (a)	1,650	1,650
Series 2010 B1, 0.3% 6/6/14, VRDN (a)	1,000	1,000
		2,650
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.25% 6/6/14, VRDN (a)(d)	3,850	3,850
Nevada - 0.3%
Clark County Arpt. Rev.:
Series 2008 C2, 0.08% 6/6/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	9,900	9,900
Series 2008 C3, 0.1% 6/6/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	7,700	7,700
		17,600
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Casella Waste Sys., Inc. Proj.) Series 2013, 0.12% 6/6/14, LOC Bank of America NA, VRDN (a)(d)	2,800	2,800
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.21% 6/6/14, VRDN (a)	1,800	1,800
Series 2012 A, 0.23% 6/6/14, VRDN (a)(d)	3,300	3,300
		5,100
New York - 0.4%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.14% 6/6/14, LOC KeyBank NA, VRDN (a)	530	530
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.23% 6/6/14, LOC RBS Citizens NA, VRDN (a)	$ 9,600	$ 9,600
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.12% 6/6/14, LOC RBS Citizens NA, VRDN (a)	9,100	9,100
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	4,300	4,300
		23,530
Ohio - 0.1%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.27% 6/6/14, VRDN (a)	1,200	1,200
Series B, 0.14% 6/6/14, VRDN (a)	8,700	8,700
		9,900
Pennsylvania - 0.0%
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.16% 6/6/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	500	500
South Carolina - 0.2%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.14% 6/2/14, VRDN (a)	10,300	10,300
Texas - 1.0%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,800	2,800
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.27% 6/2/14, VRDN (a)(d)	24,000	24,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.33% 6/6/14, VRDN (a)(d)	3,450	3,450
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.23% 6/2/14, VRDN (a)	1,400	1,400
Series 2004, 0.25% 6/6/14, VRDN (a)(d)	7,720	7,720
Series 2009 A, 0.23% 6/2/14, VRDN (a)	500	500
Series 2009 C, 0.23% 6/2/14, VRDN (a)	5,200	5,200
Series 2010 B, 0.23% 6/2/14, VRDN (a)	3,400	3,400
Series 2010 D, 0.23% 6/2/14, VRDN (a)	500	500
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.07% 6/6/14 (Total SA Guaranteed), VRDN (a)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.09% 6/6/14, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	$ 5,150	$ 5,150
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	10,165	10,165
		69,285
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.08% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	4,000	4,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 6/6/14, VRDN (a)	1,400	1,400
TOTAL VARIABLE RATE DEMAND NOTE (Cost $4,575,585)		4,575,585
Other Municipal Debt - 20.1%

California - 19.4%
Acalanes Union High School District Bonds Series WF11 85Z, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	12,150	12,150
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.1% 6/5/14, LOC Fed. Home Ln. Bank, San Francisco, CP	5,700	5,700
Bay Area Wtr. Supply & Consv Ag Bonds 1% 10/1/14	4,105	4,117
Beverly Hills Unified School District Bonds Series 2013, 4% 8/1/14	11,350	11,423
California Dept. of Wtr. Resources Bonds (Central Valley Proj.) Series AP, 3% 12/1/14	1,415	1,435
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 L:
4% 5/1/15	2,555	2,645
5% 5/1/15	1,260	1,316
California Econ. Recovery Bonds:
Series 2004 A, 5.25% 7/1/14	1,415	1,421
Series 2009 A, 5.25% 7/1/14	11,460	11,508
California Gen. Oblig.:
Bonds:
Series 2006, 4% 9/1/14	1,500	1,514
1% 5/1/15	8,900	8,968
3% 12/1/14	20,000	20,289
3% 12/1/14	17,765	18,021
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Bonds:
4% 9/1/14	$ 15,755	$ 15,906
4% 10/1/14	4,000	4,051
4% 11/1/14	25,000	25,399
4% 11/1/14	2,900	2,946
5% 6/1/14	2,500	2,500
5% 10/1/14	1,900	1,930
5% 2/1/15	3,000	3,097
5% 3/1/15	1,000	1,036
5% 3/1/15	3,000	3,109
5% 3/1/15	4,000	4,145
5% 3/1/15	7,500	7,773
RAN Series 2013 A2, 2% 6/23/14	135,310	135,456
Series 2011 A2:
0.08% 8/4/14, LOC Royal Bank of Canada, CP	21,900	21,900
0.08% 8/5/14, LOC Royal Bank of Canada, CP	17,700	17,700
0.08% 8/18/14, LOC Royal Bank of Canada, CP	43,100	43,100
0.09% 6/4/14, LOC Wells Fargo Bank NA, CP	17,700	17,700
0.09% 6/5/14, LOC Wells Fargo Bank NA, CP	13,300	13,300
0.09% 6/18/14, LOC Wells Fargo Bank NA, CP	26,600	26,600
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.14%, tender 12/26/14 (a)	20,400	20,400
California Pub. Works Board Lease Rev. Bonds:
(Various California State Univ. Projs.) Series A, 5.5% 6/1/14 (Escrowed to Maturity)	1,430	1,430
Series 2012 F, 1.5% 10/1/14 (Escrowed to Maturity)	6,580	6,610
California School Cash Reserve Prog. Auth. TRAN Series 2013 A:
2% 6/2/14	7,650	7,650
2% 6/2/14	5,600	5,600
California State Univ. Rev. Series 2001 A:
0.09% 6/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,515	4,515
0.09% 6/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,525	3,525
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	9,205	9,205
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	59,800	59,851
Long Beach Gas & Util. Rev. Series 2014 A, 0.1% 6/13/14, LOC Bank of New York, New York, CP	1,500	1,500
Los Angeles Cmnty. College District Bonds 3.625% 8/1/14	9,400	9,455
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Gen. Oblig.:
Series 2010 B:
0.09% 6/3/14, LOC U.S. Bank NA, Cincinnati, CP	$ 15,000	$ 15,000
0.09% 8/4/14, LOC U.S. Bank NA, Cincinnati, CP	13,000	13,000
Series 2010 C:
0.08% 8/4/14, LOC Wells Fargo Bank NA, CP	13,700	13,700
0.08% 8/4/14, LOC Wells Fargo Bank NA, CP	4,400	4,400
0.08% 8/18/14, LOC Wells Fargo Bank NA, CP	25,500	25,500
TRAN 2% 6/30/14	59,775	59,861
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2013 A, 2% 6/30/14	4,485	4,491
Los Angeles Dept. Arpt. Rev. Bonds Series WF 10 44C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	4,440	4,440
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.09% 9/4/14 (Liquidity Facility Wells Fargo Bank NA), CP	18,000	18,000
0.15% 7/31/14 (Liquidity Facility Wells Fargo Bank NA), CP	76,800	76,800
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Bonds Series WF 10 43C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	24,910	24,910
Los Angeles Gen. Oblig. TRAN 2% 6/26/14	1,000	1,001
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	5,400	5,400
Los Angeles Muni. Impt. Corp. Lease Rev. Series A1, 0.09% 8/18/14, LOC Wells Fargo Bank NA, CP	16,003	16,003
Los Angeles Solid Waste Resources Rev. Bonds Series 2013 B, 2% 2/1/15	10,590	10,717
Los Angeles Wastewtr. Sys. Bonds Series 2013 B, 2%	9,065	9,065
Orange County Sanitation District Ctfs. of Prtn. Bonds Series 2008 B, 2.8% 8/1/14	8,270	8,307
Port of Oakland Port Rev. Series A, 0.09% 8/7/14, LOC Wells Fargo Bank NA, CP	43,065	43,065
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	24,645	24,645
Riverside County Gen. Oblig. TRAN 2% 6/30/14	64,400	64,493
Sacramento City Unified School District TRAN Series 2014, 1% 9/30/14	23,100	23,167
Sacramento Muni. Util. District Elec. Rev. Series L1:
0.1% 6/10/14, LOC Barclays Bank PLC, CP	11,300	11,300
0.1% 8/13/14, LOC Barclays Bank PLC, CP	8,000	8,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Cmnty. College District Bonds:
Series 2013:
1% 8/1/14	$ 1,500	$ 1,502
1% 8/1/14	6,000	6,008
Series WF11 87C, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	9,960	9,960
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.09% 8/1/14, LOC Union Bank NA, CP	26,975	26,975
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A3, 0.15% 6/18/14, LOC Royal Bank of Canada, CP (d)	2,150	2,150
Series A 3, 0.09% 6/26/14, LOC Royal Bank of Canada, CP (d)	9,300	9,300
San Francisco City & County Gen. Oblig. Bonds:
Series 2010 A, 5% 6/15/14	2,025	2,029
Series 2014 A, 1% 6/15/14	11,275	11,279
San Francisco County Trans. Auth.:
Series 2004 A, 0.09% 8/7/14, LOC Wells Fargo Bank NA, CP	13,000	13,000
Series B, 0.09% 9/8/14, LOC Wells Fargo Bank NA, CP	23,250	23,250
San Jose Fin. Auth. Rev.:
Series 1, 0.1% 6/25/14, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
Series 2, 0.1% 6/25/14, LOC U.S. Bank NA, Cincinnati, CP	2,500	2,500
San Jose Int'l. Arpt. Rev.:
Series A2, 0.09% 6/13/14, LOC Barclays Bank PLC, CP	3,500	3,500
Series B, 0.1% 6/13/14, LOC Barclays Bank PLC, CP (d)	13,045	13,045
San Mateo County Cmnty. College District Bonds Series WF 11 64C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	8,340	8,340
San Mateo Unified School District Bonds Series WF 11 75Z, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	15,370	15,370
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2012 A, 0.08% 6/2/14, LOC Wells Fargo Bank NA, CP	6,155	6,155
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	59,000	59,052
Walnut Energy Ctr. Auth. Series B, 0.09% 9/3/14, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
		1,294,076
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.3% tender 7/3/14, CP mode	$ 2,200	$ 2,200
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.25% tender 7/1/14, CP mode (d)	8,300	8,300
		10,500
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.27% tender 6/26/14, CP mode	3,000	3,000
0.27% tender 6/27/14, CP mode	7,000	7,000
Series 1993 B, 0.37% tender 6/20/14, CP mode	4,100	4,100
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.33% tender 6/10/14, CP mode	7,900	7,900
		22,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A1, 0.28% tender 7/1/14, CP mode (d)	5,500	5,500
Series 1990 B, 0.37% tender 6/16/14, CP mode	1,900	1,900
Series 1990 A2, 0.32% tender 6/27/14, CP mode (d)	3,500	3,500
		10,900
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.5% tender 6/9/14, CP mode (d)	1,200	1,201
TOTAL OTHER MUNICIPAL DEBT (Cost $1,338,677)		1,338,677
Investment Company - 11.1%
	Shares Amount (000s)	Value (000s)
Fidelity Municipal Cash Central Fund, 0.08% (b)(c) (Cost $738,333)	$ 738,333	$ 738,333
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $6,652,595)		6,652,595
NET OTHER ASSETS (LIABILITIES) - 0.2%		15,921
NET ASSETS - 100%		$ 6,668,516
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $114,420,000 or 1.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Date	Cost (000s)
Acalanes Union High School District Bonds Series WF11 85Z, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA)	1/25/12 - 1/30/14	$ 12,150
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA)	10/2/12 - 10/5/12	$ 9,205
Los Angeles Dept. Arpt. Rev. Bonds Series WF 10 44C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA)	12/1/10	$ 4,440
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Bonds Series WF 10 43C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA)	11/24/10 - 9/1/11	$ 24,910
Security	Date	Cost (000s)
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$ 5,400
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 1/30/14	$ 24,645
San Diego Cmnty. College District Bonds Series WF11 87C, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$ 9,960
San Mateo County Cmnty. College District Bonds Series WF 11 64C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	5/26/11	$ 8,340
San Mateo Unified School District Bonds Series WF 11 75Z, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA)	3/14/12 - 3/3/14	$ 15,370
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 101
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2014, the cost of investment securities for income tax purposes was $6,652,595,000. Net unrealized appreciation aggregated $0, all of which was related to appreciated investment securities.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

California AMT Tax-Free Money Market
Institutional Class
Service Class

May 31, 2014

1.802200.110

SCM-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.1%
	Principal Amount (000s)	Value (000s)
Arkansas - 0.5%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.08% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	$ 3,610	$ 3,610
California - 60.5%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2011 A, 0.06% 6/6/14, LOC Freddie Mac, VRDN (a)	2,800	2,800
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	6,700	6,700
Series 2009 C, 0.06% 6/6/14, LOC Citibank NA, VRDN (a)	3,200	3,200
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series EGL 07 0053, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(d)	3,465	3,465
Series Putters 3293, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Putters 3434, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,300	8,300
Series 2007 A2, 0.04% 6/6/14, LOC Union Bank NA, VRDN (a)	15,900	15,900
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000	5,000
Series ROC II R 11970-1, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(d)	4,200	4,200
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series Putters 3019, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,885	4,885
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2005 B, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	17,150	17,150
Participating VRDN:
Series EGL 14 0005, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(d)	11,050	11,050
Series ROC II R 11974, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(d)	1,500	1,500
California Gen. Oblig.:
Series 2003 C3, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,200	6,200
Series 2004 A10, 0.06% 6/6/14, LOC Citibank NA, VRDN (a)	2,800	2,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2005 B1, 0.07% 6/6/14, LOC Bank of America NA, VRDN (a)	$ 3,050	$ 3,050
Series 2005 B4, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	3,500	3,500
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.04% 6/6/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)	2,100	2,100
Series 2005 H, 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	11,800	11,800
Series 2009 H, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	1,600	1,600
(Northern California Presbyterian Homes Proj.) Series 2004, 0.04% 6/6/14, LOC Union Bank NA, VRDN (a)	2,850	2,850
(Scripps Health Proj.):
Series 2008 D, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	4,130	4,130
Series 2008 E, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	2,000	2,000
Series 2008 F, 0.05% 6/6/14, LOC Northern Trust Co., VRDN (a)	1,500	1,500
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 0.05% 6/6/14, VRDN (a)	2,000	2,000
Participating VRDN:
Series DB 3294, 0.07% 6/6/14 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,000	2,000
Series MS 3239, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,200	2,200
Series MS 3267, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (a)(d)	6,000	6,000
Series Putters 4448, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.08% 6/6/14, LOC Bank of America NA, VRDN (a)	23,500	23,500
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	35,100	35,100
California Statewide Cmntys. Dev. Auth. Rev. (American Baptist Homes of the West Proj.) Series 2006, 0.05% 6/6/14, LOC Bank of America NA, VRDN (a)	2,295	2,295
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11852, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(d)	$ 6,300	$ 6,300
Campbell Union High School District Participating VRDN Series WF 10 52C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	6,900	6,900
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.09% 6/6/14, LOC Bank of America NA, VRDN (a)	2,725	2,725
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(d)	6,090	6,090
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.05% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	19,995	19,995
Livermore Redev. Agcy. Multi-family Rev. (Livermore Sr. Hsg. Apts. Proj.) Series 2009 A, 0.06% 6/6/14, LOC Fannie Mae, VRDN (a)	1,400	1,400
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3237, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,790	7,790
Series Putters 2864, 0.08% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,785	3,785
Series WF 09 8C, 0.09% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)	5,700	5,700
Los Angeles Dept. Arpt. Rev. Participating VRDN Series BC 10 27B, 0.06% 6/6/14 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,105	4,105
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series 2013 A1, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(d)	4,900	4,900
Series MS 3345, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (a)(d)	1,300	1,300
Series Putters 3837Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,875	6,875
Series Putters 4361, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,670	3,670
Series 2001 B8, 0.04% 6/6/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	13,000	13,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3309, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,660	6,660
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN: - continued
Series ROC II R 0006, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(d)	$ 3,100	$ 3,100
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.08% 6/2/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,000	2,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(d)	16,150	16,150
Series Putters 3289, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,210	2,210
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.09% 6/6/14, LOC Bank of America NA, VRDN (a)	23,410	23,410
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)	9,860	9,860
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.06% 6/6/14, LOC Citibank NA, VRDN (a)	3,400	3,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.11% 6/6/14 (Liquidity Facility Bank of America NA) (a)(d)	2,160	2,160
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	18,495	18,495
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.05% 6/6/14, LOC Bank of America NA, VRDN (a)	1,000	1,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 6/6/14, LOC Bank of America NA, VRDN (a)	13,800	13,800
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.05% 6/6/14, LOC Bank of America NA, VRDN (a)	4,795	4,795
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)	3,850	3,850
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736 Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,470	1,470
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,660	4,660
Series ROC II R 12318, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(d)	5,265	5,265
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36A, 0.03% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 2,150	$ 2,150
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.08% 6/6/14, LOC Freddie Mac, VRDN (a)	11,900	11,900
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.07% 6/6/14, LOC Freddie Mac, VRDN (a)	4,700	4,700
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.04% 6/6/14, LOC Bank of America NA, VRDN (a)	26,615	26,615
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, 0.06% 6/6/14, LOC Barclays Bank PLC, VRDN (a)	19,630	19,630
Univ. of California Revs. Participating VRDN:
Series Putters 3368, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,275	2,275
Series Putters 4401, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,200	5,200
		500,065
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.24% 6/6/14, VRDN (a)	200	200
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.27% 6/6/14, VRDN (a)	2,000	2,000
Series 2010 B1, 0.3% 6/6/14, VRDN (a)	2,100	2,100
		4,100
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.21% 6/6/14, VRDN (a)	300	300
New York - 0.9%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.14% 6/6/14, LOC KeyBank NA, VRDN (a)	1,800	1,800
New York City Gen. Oblig.:
Series 2012 G6, 0.07% 6/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2013 A2, 0.07% 6/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	$ 3,300	$ 3,300
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.23% 6/6/14, LOC RBS Citizens NA, VRDN (a)	1,400	1,400
		7,500
Ohio - 0.5%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.27% 6/6/14, VRDN (a)	4,100	4,100
Pennsylvania - 0.3%
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.16% 6/6/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,200	2,200
Texas - 0.9%
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.23% 6/2/14, VRDN (a)	3,300	3,300
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.23% 6/2/14, VRDN (a)	1,600	1,600
Series 2010 B, 0.23% 6/2/14, VRDN (a)	1,000	1,000
Series 2010 C, 0.23% 6/2/14, VRDN (a)	1,500	1,500
		7,400
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 6/6/14, VRDN (a)	200	200
TOTAL VARIABLE RATE DEMAND NOTE (Cost $529,675)		529,675
Other Municipal Debt - 23.2%

California - 22.7%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.1% 6/5/14, LOC Fed. Home Ln. Bank, San Francisco, CP	5,800	5,800
California Econ. Recovery Bonds:
Series 2004 A, 5.25% 7/1/14	1,970	1,978
Series 2009 A, 5.25% 7/1/14	4,450	4,469
California Gen. Oblig.:
Bonds:
Series 2005, 5% 3/1/15	850	881
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Bonds:
1% 5/1/15	$ 1,100	$ 1,108
3% 12/1/14	4,500	4,565
4% 11/1/14	3,965	4,028
5% 2/1/15	2,900	2,994
6% 2/1/15	1,410	1,465
RAN Series 2013 A2, 2% 6/23/14	15,100	15,116
Series 2011 A2:
0.08% 8/4/14, LOC Royal Bank of Canada, CP	3,100	3,100
0.08% 8/5/14, LOC Royal Bank of Canada, CP	2,300	2,300
0.08% 8/18/14, LOC Royal Bank of Canada, CP	6,900	6,900
Series 2011 A5, 0.1% 8/13/14, LOC U.S. Bank NA, Cincinnati, CP	3,000	3,000
Series A4, 0.08% 6/12/14, LOC Morgan Stanley Bank, West Valley City Utah, CP	3,110	3,110
0.09% 6/4/14, LOC Wells Fargo Bank NA, CP	2,300	2,300
0.09% 6/5/14, LOC Wells Fargo Bank NA, CP	1,700	1,700
0.09% 6/18/14, LOC Wells Fargo Bank NA, CP	3,400	3,400
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.14%, tender 12/26/14 (a)	4,600	4,600
California Pub. Works Board Lease Rev. Bonds (Various California State Univ. Projs.) Series A, 5.5% 6/1/14 (Escrowed to Maturity)	1,765	1,765
California School Cash Reserve Prog. Auth. TRAN:
Series 2013 A, 2% 6/2/14	1,000	1,000
Series 2014 L, 2% 10/1/14	600	604
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	9,800	9,808
Los Angeles County Gen. Oblig.:
Series 2010 B:
0.09% 8/4/14, LOC U.S. Bank NA, Cincinnati, CP	2,000	2,000
0.1% 7/30/14, LOC U.S. Bank NA, Cincinnati, CP	2,000	2,000
Series 2010 C:
0.08% 8/4/14, LOC Wells Fargo Bank NA, CP	1,300	1,300
0.08% 8/4/14, LOC Wells Fargo Bank NA, CP	600	600
0.08% 8/18/14, LOC Wells Fargo Bank NA, CP	4,500	4,500
TRAN 2% 6/30/14	11,000	11,016
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Bonds Series 2011 A, 5% 7/1/14	3,145	3,158
0.09% 9/4/14 (Liquidity Facility Wells Fargo Bank NA), CP	9,000	9,000
0.15% 7/31/14 (Liquidity Facility Wells Fargo Bank NA), CP	13,200	13,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev. Series A1, 0.09% 8/18/14, LOC Wells Fargo Bank NA, CP	$ 2,500	$ 2,500
Los Angeles Solid Waste Resources Rev. Bonds Series 2013 B, 2% 2/1/15	1,400	1,417
Los Angeles Unified School District Bonds Series 2009 I, 5% 7/1/14	1,225	1,230
Los Angeles Wastewtr. Sys. Rev. Bonds Series 2009 A, 5%	1,175	1,175
Port of Oakland Port Rev. Series A, 0.09% 8/7/14, LOC Wells Fargo Bank NA, CP	11,100	11,100
Riverside County Gen. Oblig. TRAN 2% 6/30/14	10,600	10,615
Sacramento City Unified School District TRAN Series 2014, 1% 9/30/14	2,900	2,908
Sacramento Muni. Util. District Elec. Rev. Series L1, 0.1% 6/10/14, LOC Barclays Bank PLC, CP	1,700	1,700
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.09% 8/1/14, LOC Union Bank NA, CP	5,300	5,300
San Francisco City & County Gen. Oblig. Bonds Series 2011 R1, 5% 6/15/14	2,000	2,004
San Francisco County Trans. Auth.:
Series 2004 A, 0.09% 8/7/14, LOC Wells Fargo Bank NA, CP	2,285	2,285
Series B, 0.09% 9/8/14, LOC Wells Fargo Bank NA, CP	3,000	3,000
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	9,800	9,808
		187,807
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.3% tender 7/3/14, CP mode	400	400
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.27% tender 6/27/14, CP mode	2,200	2,200
Series 1993 B, 0.37% tender 6/20/14, CP mode	1,900	1,900
		4,100
TOTAL OTHER MUNICIPAL DEBT (Cost $192,307)		192,307
Investment Company - 12.6%
	Shares	Value (000s)
Fidelity Tax-Free Cash Central Fund, 0.08% (b)(c) (Cost $104,053)	104,053,000	$ 104,053
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $826,035)		826,035
NET OTHER ASSETS (LIABILITIES) - 0.1%		431
NET ASSETS - 100%		$ 826,466
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 11
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2014, the cost of investment securities for income tax purposes was $826,035,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014